RULE 24f-2 NOTICE

 WILLIAM PENN INTEREST INCOME FUND


 Securities Act of 1993
 File No. 33-14609

 Investment Company Act of 1940
 File No. 811-5177


 1) Fiscal year for which notice is filed:  1995

 2) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Section 24(f) of the Investment Company Act
    of 1940 but which remained unsold at the beginning of 1995:   N/A

 3) The number of amount of securities sold during 1995 other than pursuant to Section 24(f): NONE

 4) The net dollar amount of securities sold during 1995 for Class "A" and Class "C" shares respectively: $25,278,972 and $444,713

 5) The net dollar amount of securities sold during 1995 in reliance upon registration pursuant to Section 24(f) for Class "A" and Class "C" shares respectively: $25,278,972 and $444,713

 6) The registration fee for such securities sold during 1995: $8,870



        WILLIAM PENN INTEREST INCOME FUND

        /s/ Dennis J. Westley
        Vice President and Treasurer